12. COMMITMENTS AND CONTINGENCIES (Details - Rent)	Mar. 31, 2018 USD ($)
Operating lease payments year 2019	$ 43,000
Operating lease payments year 2020	0
9635 Granite Ridge Drive [Member]
Operating lease payments year 2019	6,620
Operating lease payments year 2020	0
11585 Sorrenty Valley Road [Member]
Operating lease payments year 2019	36,380
Operating lease payments year 2020	$ 0